UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Steven I. Koszalka

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Retirement Income Portfolio — ConservativeSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	209,630	$7,821
Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	623,835	15,640
American Funds Global Balanced Fund, Class R-6	257,911	7,835
Capital Income Builder, Class R-6	522,563	31,281
The Income Fund of America, Class R-6	1,080,626	23,460
		78,216
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	791,366	7,819
American Funds Mortgage Fund, Class R-6	760,098	7,821
The Bond Fund of America, Class R-6	2,969,028	39,102
U.S. Government Securities Fund, Class R-6	1,098,151	15,638
		70,380
Total investment securities 100% (cost: $150,743,000)		156,417
Other assets less liabilities 0%		(44)
Net assets 100%		$156,373
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,670
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	5,670
Cost of investment securities	150,747
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 1 of 4

American Funds Retirement Income Portfolio — ModerateSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	341,231	$12,731
Equity-income and Balanced funds 70%
American Balanced Fund, Class R-6	1,523,491	38,194
American Funds Global Balanced Fund, Class R-6	419,068	12,731
Capital Income Builder, Class R-6	1,063,423	63,657
The Income Fund of America, Class R-6	2,932,129	63,656
		178,238
Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	1,288,594	12,732
American Funds Mortgage Fund, Class R-6	1,237,250	12,731
The Bond Fund of America, Class R-6	1,933,379	25,463
U.S. Government Securities Fund, Class R-6	894,052	12,731
		63,657
Total investment securities 100% (cost: $244,910,000)		254,626
Other assets less liabilities 0%		(58)
Net assets 100%		$254,568
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,716
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	9,716
Cost of investment securities	244,910
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 2 of 4

American Funds Retirement Income Portfolio — EnhancedSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	311,016	$11,604
Equity-income and Balanced funds 90%
American Balanced Fund, Class R-6	1,853,736	46,473
American Funds Global Balanced Fund, Class R-6	766,563	23,288
Capital Income Builder, Class R-6	1,164,612	69,714
The Income Fund of America, Class R-6	3,211,131	69,714
		209,189
Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	1,175,343	11,612
Total investment securities 100% (cost: $222,595,000)		232,405
Other assets less liabilities 0%		83
Net assets 100%		$232,488
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,795
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	9,795
Cost of investment securities	222,610
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 3 of 4

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2016, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-825-0916O-S54040	American Funds Retirement Income Portfolio Series — Page 4 of 4

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2016

By _/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2016